JPMorgan Floating Rate Income Fund Investment Objectives and Goals - A C I Shares [Member] - JPMorgan Floating Rate Income Fund	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Class/Ticker: A/JPHAX; C/JPHCX; I/JPHSX
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks to provide current income
Objective, Secondary [Text Block]	with a secondary objective of capital appreciation.